Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

Short-term investments

As of December 31, 2022 and 2021, the Company’s short-term investments were comprised of only debt securities. Short-term held-to-maturity investments were mainly deposits in commercial banks and wealth management products issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity, which are more than three months but less than one year. The carrying value of short-term investments as of December 31, 2022 and 2021 approximate their fair value.

During the years ended December 31, 2022, 2021 and 2020, the Company recorded interest income from its short-term investments of $18,401, $51,034 and $1,154 in the consolidated statements of comprehensive income, respectively.

Short-term investments classification as of December 31, 2022 and 2021 were shown as below:

	December 31,
	2022	2021
Held-to-maturity debt investments	$7,034,569	1,806,449

Long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2022	2021
Long-term held-to-maturity debt investments	$537,500	$642,004
Equity method investments and private equity investments without readily determinable fair values	123,940	13,831
Total long-term investments	$661,440	$655,835

Long-term held-to-maturity debt investments

Long-term held-to-maturity debt investment represents a deposit in a financial institution with a contractual maturity due over one year for which the Company has the positive intent and ability to hold those securities to maturity.

During the years ended December 31, 2022, 2021 and 2020, the Company recorded interest income from its long-term held-to-maturity investment of $2,842, $14,143 and $nil in the consolidated statements of comprehensive income (loss) respectively.

Equity method investments

Equity investment in Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi

In 2021, Sinovac LS through one of its wholly owned subsidiaries Sinovac Life Sciences (Hainan) Co., Ltd. and a business partner in the Republic of Turkey formed a joint venture Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi (“Keyvac”) in the Republic of Turkey, with the focus on manufacturing and commercialization of vaccines. The Company owns about 32.6% of Keyvac, and accounts for this investment under the equity method in accordance with ASC 323 due to the joint control over Keyvac’s operations through board representation and voting rights.

The Company invests in equity securities of certain companies whose securities are not publicly traded and fair value is not readily determinable and where the Company has concluded it does not have significant influence based on its ownership percentage and other factors. These investments are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In 2022, the Company, through its wholly owned subsidiary, Sinovac Hong Kong, and Sinovac Biomed, invested in companies that operate in the biotech supply chain industry.

In 2022, the Company, through its subsidiaries, invested in certain of Vivo Capital as limited partner and accounts for the investments under the equity method.